COMMITMENTS AND CONTINGENCIES - The Proposed Business Combination (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 05, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Minimum Net Tangible Assets Upon Consummation Of Business Combination		$ 5,000,001	$ 5,000,001
Nuburu, Inc
COMMITMENTS AND CONTINGENCIES
Preferred stock, par value (in dollars per share)	$ 0.0001
Common stock, par value (in dollars per share)	0.0001
Issue price per share	10.00
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share)	$ 0.0001
Number of shares issued	35,000,000
Minimum Net Tangible Assets Upon Consummation Of Business Combination	$ 5,000,001
Number of Business Days after the Registration Statement becomes effective	2 days
Days of due diligence review of Nuburu	30 days
Period of business days commencing on the date	10 days
Termination period	45 days
Termination fees	$ 15,000,000
Business Days of termination fees	2 days